Consolidated Statement of Financial Position - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Assets.
Intangible assets	€ 1,626	€ 1,372		€ 842	€ 585
Property, plant and equipment	26,918	22,715	€ 22,715	14,700	9,908	€ 9,908
Financial assets	2,422	2,112		918	200
Non-financial assets	301	153		96	68	68
Non-current assets	39,568	26,352		16,556	10,761
Other financial assets	2,315	50,676		4	20
Non-financial assets	7,890	5,774		1,722	1,820	1,820
Cash and cash equivalents	62,736	102,144	76,107	59,571	47,139	47,139
Current assets	72,988	158,594		61,297	48,979
Total assets	112,556	184,946		77,853	59,740
EQUITY AND LIABILITIES
Subscribed capital	76	69		54	54
Share premium	384,086	253,815		89,660	89,660
Other capital reserves	93,896	110,055		3,981
Treasury Shares		0
Accumulated loss	(416,575)	(306,098)		(117,672)	(54,192)
Accumulated other comprehensive income (loss)	(119)	(119)		(111)
Equity	61,364	57,722	€ 131,489	(24,088)	35,522	€ 35,522
Other non-current financial liabilities	25	27		0
Lease liabilities	10,064	9,505		7,629	6,331
Share-based payment liability	2,596	6,948		21,083	13,203
Provisions	484	411		289	85
Non-current liabilities	10,573	9,943		29,001	19,619
Other current financial liabilities	9,391	21		25	37
Lease liabilities	1,915	1,613		1,086	705
Provisions	146	80
Income tax payable	224	43		86	29
Convertible loans	1,986	99,235		66,353
Trade and other payables	20,764	11,092		2,795	2,651
Other non-financial liabilities	6,193	5,197		2,595	1,177
Current liabilities	40,619	117,281		72,940	4,599
Total Equity and Liabilities	€ 112,556	€ 184,946		€ 77,853	€ 59,740